Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2021
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of preparation
Basis of preparation
The principal accounting policies applied in the preparation of the consolidated financial statements have been consistently applied in all years presented except for the changes as described under"Recent accounting developments" below.

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB) and IFRS Interpretations Committee (IFRIC) Interpretations (collectively IFRS).

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations. On 1 July 2019, IFRS 16, Leases, was adopted on a modified retrospective approach.

The consolidated financial statements have been prepared on a going concern basis.

The consolidated financial statements have been prepared to the nearest million and rounding may cause differences.

Statement of IFRS compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB) and IFRS Interpretations Committee (IFRIC) Interpretations (collectively IFRS).

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations. On 1 July 2019, IFRS 16, Leases, was adopted on a modified retrospective approach.

New standards, amendments to standards and interpretations to existing standards adopted by the group
New standards, amendments to standards and interpretations to existing standards adopted by the group
During the financial year, the following new standards, amendments to standards and interpretations to existing standards were adopted by the group. No other standards and amendments to standards that became effective during the 2021 year were relevant to the consolidated financial statements.

Conceptual Framework for Financial Reporting
The IASB revised the Conceptual Framework for Financial Reporting (Conceptual Framework) to include further guidance on measurement, improve definitions of an asset and a liability, provide guidance on reporting financial performance and clarify the roles of stewardship, prudence and measurement uncertainty in financial reporting. The revised Conceptual Framework applies to annual periods beginning on or after 1 January 2020. The amendments did not have a material impact on the group.

IFRS 3 Business Combinations (Amendment)
The amendments make it easier for companies to decide whether activities and assets they acquire are a business or merely a group of assets. The amendments:
•Confirm that a business must include inputs and a process, and clarified that: (i) the process must be substantive and (ii) the inputs and process must together significantly contribute to creating outputs;
•Narrow the definitions of a business by focusing the definition of outputs on goods and services provided to customers and other income from ordinary activities, rather than on providing dividends or other economic benefits directly to investors or lowering costs; and
•Add a test that makes it easier to conclude that a company has acquired a group of assets, rather than a business, if the value of the assets acquired is substantially all concentrated in a single asset or group of similar assets.

The amendments apply for annual periods beginning on or after 1 January 2020. Refer to note 14 for the acquisition assessed using these amendments. The amendments did not have a material impact on the group.

IFRS 7 Financial Instrument: Disclosures and IFRS 9 Financial Instruments (Amendment)
The IASB issued an amendment to IFRS 9, IAS 39 and IFRS 7 insofar as they are affected by the Interest Rate Benchmark Reform and uncertainty during the reform period. The amendment addresses only the following hedge accounting requirements that are based on a forward-looking analysis:
•The highly probable requirement;
•Prospective assessments; and
•Separately identifiable risk components.

The amendments also require companies to provide additional information to investors about their hedging relationships which are directly affected by these uncertainties. Other than these specific amendments, the hedge accounting requirements would be unchanged. The amendments apply for annual periods beginning on or after 1 January 2020. The amendments did not have a material impact on the group.

IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors (Amendment)
The amendments clarify and align the definition of "material" and provide guidance to help improve consistency in the application of materiality whenever it is used in IFRS Standards. The amendments apply for annual periods beginning on or after 1 January 2020. The amendments did not have a material impact on the group.

New standards, amendments to standards and interpretations to existing standards that are not yet effective and have not been early adopted
New standards, amendments to standards and interpretations to existing standards that are not yet effective and have not been early adopted
At the date of authorisation of these financial statements, the standards, amendments to standards and interpretations listed below were in issue but not yet effective. These new standards and interpretations have not been early adopted by the group and the group plans on adopting these standards, amendments to standards and interpretations on the dates when they become effective.

IFRS 7 Financial Instrument: Disclosures and IFRS 9 Financial Instruments (Amendment)
The IASB has published 'Interest Rate Benchmark Reform - Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16) with amendments that address issues that might affect financial reporting during the reform of an interest rate benchmark, including the effects of changes to contractual cash flows or hedging relationships arising from the replacement of an interest rate benchmark with an alternative benchmark rate (replacement issues). The IASB has made amendments to the requirements in IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 relating to:
•Changes in the basis for determining contractual cash flows of financial assets, financial liabilities and lease liabilities;
•Hedge accounting; and
•Disclosures

The amendments are effective for annual periods beginning on or after 1 January 2021, with earlier application permitted. After consideration of all areas impacted, Harmony concluded that the amendments are not expected to have a material impact on the group.

IFRS 9 Financial Instruments (Amendment)
The amendment to IFRS 9 clarifies the fees a company includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. This amendment is effective for annual periods beginning on or after 1 January 2022. The amendment is not expected to have a material impact on the group.

IAS 1 Presentation of Financial Statements (Amendment)
The IASB issued amendments to IAS 1 Presentation of Financial Statements to clarify its requirements for the presentation of liabilities in the statement of financial position. The amendments are effective from annual reporting periods beginning on or after 1 January 2023. The amendments are not expected to have a material impact on the group.

IAS 1 Presentation of Financial Statements (Amendment)
The IASB amended paragraphs 117 - 122 of IAS 1 to require entities to disclose their material accounting policy information rather than their significant accounting policies. The amendments are effective from annual reporting periods beginning on or after 1 January 2023. Harmony is still assessing the impact of this amendment on the group.

IAS 8 Accounting policies, Changes in Accounting Estimates and Errors (Amendment)
The amendments introduce the definition of accounting estimates and included other amendments to IAS 8 to help entities distinguish changes in accounting policies from changes in accounting estimates. The amendments are effective for annual reporting periods beginning on or after 1 January 2023. The amendments are not expected to have a material impact on the group.

IAS 12 Income taxes (Amendment)
The IASB issued Deferred tax related to Assets and Liabilities arising from a Single Transaction (Amendment to IAS 12) to narrow the scope of IAS 12 recognition exemption so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. The amendments are effective for annual reporting periods beginning on or after 1 January 2023. The amendments are not expected to have a material impact on the group.

IAS 16 Property, Plant and Equipment (Amendment)
The IASB issued Property, Plant and Equipment—Proceeds before Intended Use, which prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. Instead, a company will recognise such sales proceeds and related cost in profit or loss. This amendment is effective for annual periods beginning on or after 1 January 2022. Harmony is currently assessing the impact that this would have on the group.

IAS 37 Provisions, Contingent Liabilities and Contingent Assets (Amendment)
The IASB issued Onerous Contracts–Cost of Fulfilling a Contract, which specifies which costs an entity includes in determining the cost of fulfilling a contract for the purpose of assessing whether the contract is onerous. This amendment is effective for annual periods beginning on or after 1 January 2022. The amendment is not expected to have a material impact on the group.

Measurement basis
Measurement basis
The financial statements have been prepared under the historical cost convention except for certain financial assets and financial liabilities which are measured at fair value through profit or loss or other comprehensive income - refer to note 39.

Accounting Policies	ACCOUNTING POLICIES
Basis of preparation
The principal accounting policies applied in the preparation of the consolidated financial statements have been consistently applied in all years presented except for the changes as described under"Recent accounting developments" below.

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB) and IFRS Interpretations Committee (IFRIC) Interpretations (collectively IFRS).

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations. On 1 July 2019, IFRS 16, Leases, was adopted on a modified retrospective approach.

The consolidated financial statements have been prepared on a going concern basis.

The consolidated financial statements have been prepared to the nearest million and rounding may cause differences.

Recent accounting developments
New standards, amendments to standards and interpretations to existing standards adopted by the group
During the financial year, the following new standards, amendments to standards and interpretations to existing standards were adopted by the group. No other standards and amendments to standards that became effective during the 2021 year were relevant to the consolidated financial statements.

Conceptual Framework for Financial Reporting
The IASB revised the Conceptual Framework for Financial Reporting (Conceptual Framework) to include further guidance on measurement, improve definitions of an asset and a liability, provide guidance on reporting financial performance and clarify the roles of stewardship, prudence and measurement uncertainty in financial reporting. The revised Conceptual Framework applies to annual periods beginning on or after 1 January 2020. The amendments did not have a material impact on the group.

IFRS 3 Business Combinations (Amendment)
The amendments make it easier for companies to decide whether activities and assets they acquire are a business or merely a group of assets. The amendments:
•Confirm that a business must include inputs and a process, and clarified that: (i) the process must be substantive and (ii) the inputs and process must together significantly contribute to creating outputs;
•Narrow the definitions of a business by focusing the definition of outputs on goods and services provided to customers and other income from ordinary activities, rather than on providing dividends or other economic benefits directly to investors or lowering costs; and
•Add a test that makes it easier to conclude that a company has acquired a group of assets, rather than a business, if the value of the assets acquired is substantially all concentrated in a single asset or group of similar assets.

The amendments apply for annual periods beginning on or after 1 January 2020. Refer to note 14 for the acquisition assessed using these amendments. The amendments did not have a material impact on the group.

IFRS 7 Financial Instrument: Disclosures and IFRS 9 Financial Instruments (Amendment)
The IASB issued an amendment to IFRS 9, IAS 39 and IFRS 7 insofar as they are affected by the Interest Rate Benchmark Reform and uncertainty during the reform period. The amendment addresses only the following hedge accounting requirements that are based on a forward-looking analysis:
•The highly probable requirement;
•Prospective assessments; and
•Separately identifiable risk components.

The amendments also require companies to provide additional information to investors about their hedging relationships which are directly affected by these uncertainties. Other than these specific amendments, the hedge accounting requirements would be unchanged. The amendments apply for annual periods beginning on or after 1 January 2020. The amendments did not have a material impact on the group.

IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors (Amendment)
The amendments clarify and align the definition of "material" and provide guidance to help improve consistency in the application of materiality whenever it is used in IFRS Standards. The amendments apply for annual periods beginning on or after 1 January 2020. The amendments did not have a material impact on the group.
2        ACCOUNTING POLICIES continued
Recent accounting developments continued
New standards, amendments to standards and interpretations to existing standards that are not yet effective and have not been early adopted
At the date of authorisation of these financial statements, the standards, amendments to standards and interpretations listed below were in issue but not yet effective. These new standards and interpretations have not been early adopted by the group and the group plans on adopting these standards, amendments to standards and interpretations on the dates when they become effective.

IFRS 7 Financial Instrument: Disclosures and IFRS 9 Financial Instruments (Amendment)
The IASB has published 'Interest Rate Benchmark Reform - Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16) with amendments that address issues that might affect financial reporting during the reform of an interest rate benchmark, including the effects of changes to contractual cash flows or hedging relationships arising from the replacement of an interest rate benchmark with an alternative benchmark rate (replacement issues). The IASB has made amendments to the requirements in IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 relating to:
•Changes in the basis for determining contractual cash flows of financial assets, financial liabilities and lease liabilities;
•Hedge accounting; and
•Disclosures

The amendments are effective for annual periods beginning on or after 1 January 2021, with earlier application permitted. After consideration of all areas impacted, Harmony concluded that the amendments are not expected to have a material impact on the group.

IFRS 9 Financial Instruments (Amendment)
The amendment to IFRS 9 clarifies the fees a company includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. This amendment is effective for annual periods beginning on or after 1 January 2022. The amendment is not expected to have a material impact on the group.

IAS 1 Presentation of Financial Statements (Amendment)
The IASB issued amendments to IAS 1 Presentation of Financial Statements to clarify its requirements for the presentation of liabilities in the statement of financial position. The amendments are effective from annual reporting periods beginning on or after 1 January 2023. The amendments are not expected to have a material impact on the group.

IAS 1 Presentation of Financial Statements (Amendment)
The IASB amended paragraphs 117 - 122 of IAS 1 to require entities to disclose their material accounting policy information rather than their significant accounting policies. The amendments are effective from annual reporting periods beginning on or after 1 January 2023. Harmony is still assessing the impact of this amendment on the group.

IAS 8 Accounting policies, Changes in Accounting Estimates and Errors (Amendment)
The amendments introduce the definition of accounting estimates and included other amendments to IAS 8 to help entities distinguish changes in accounting policies from changes in accounting estimates. The amendments are effective for annual reporting periods beginning on or after 1 January 2023. The amendments are not expected to have a material impact on the group.

IAS 12 Income taxes (Amendment)
The IASB issued Deferred tax related to Assets and Liabilities arising from a Single Transaction (Amendment to IAS 12) to narrow the scope of IAS 12 recognition exemption so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. The amendments are effective for annual reporting periods beginning on or after 1 January 2023. The amendments are not expected to have a material impact on the group.

IAS 16 Property, Plant and Equipment (Amendment)
The IASB issued Property, Plant and Equipment—Proceeds before Intended Use, which prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. Instead, a company will recognise such sales proceeds and related cost in profit or loss. This amendment is effective for annual periods beginning on or after 1 January 2022. Harmony is currently assessing the impact that this would have on the group.

IAS 37 Provisions, Contingent Liabilities and Contingent Assets (Amendment)
The IASB issued Onerous Contracts–Cost of Fulfilling a Contract, which specifies which costs an entity includes in determining the cost of fulfilling a contract for the purpose of assessing whether the contract is onerous. This amendment is effective for annual periods beginning on or after 1 January 2022. The amendment is not expected to have a material impact on the group.

Measurement basis
The financial statements have been prepared under the historical cost convention except for certain financial assets and financial liabilities which are measured at fair value through profit or loss or other comprehensive income - refer to note 39.

Group accounting policies
Accounting policies are included in the relevant notes to the consolidated financial statements and have been highlighted between red lines in the notes to the consolidated financial statements. The accounting policies that follow are applied throughout the financial statements.
Consolidation
The group recognises that control is the single basis for consolidation for all types of entities in accordance with IFRS 10 – Consolidated Financial Statements. The consolidated financial information includes the financial statements of the company, its subsidiaries, interest in associates and joint arrangements and structured entities. Where the group has no control over an entity, that entity is not consolidated.

Control
The group, regardless of the nature of its involvement with an entity, shall determine whether it is a parent by assessing whether it controls the investee. The group controls an entity when it is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity

(i) Subsidiaries
Subsidiaries are entities over which the group has control. Subsidiaries are fully consolidated from the date on which control is transferred to the group up until when that control ceases. Intercompany transactions, balances and unrealised gains on transactions between group companies are eliminated. Unrealised losses are also eliminated. Accounting policies of subsidiaries have been changed to ensure consistency with the policies adopted by the group.

The group uses the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of an acquiree is the fair value of the assets transferred, liabilities incurred and the equity interests issued by the group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. On an acquisition-by-acquisition basis, the group recognises any non-controlling interests in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets.

The excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previously held equity interest in the acquiree over the fair value of the group’s share of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired, in the case of a bargain purchase, the difference is recognised directly in the income statement below operating profit or loss.

(ii) Associates
Associates are entities in which the group has significant influence, but not control, over operational and financial policies. This may be when there is a shareholding of between 20% and 50% of the voting rights or when significant influence can be otherwise demonstrated, for example where the group has the right of representation on the board of directors, or other governing body, of the entity.

Investments in associates are accounted for by using the equity method of accounting, and are initially recognised at cost. The group’s investment in associates includes goodwill identified on acquisition. Cumulative post-acquisition movements are adjusted against the carrying amount of the investment. The group’s share of the associates’ post-acquisition profits or losses is recognised in the income statement, and its share of post acquisition movement in reserves is recognised in other reserves. When the group’s share of losses in an associate equals or exceeds its interest in the associate, the group does not recognise further losses, unless it has incurred obligations or made payments on behalf of the associate.

The carrying value of an associate is reviewed on a regular basis and, if impairment in the carrying value has occurred, it is written off in the period in which such impairment is identified.

Accounting policies of associates have been reviewed to ensure consistency with the policies adopted by the group.

(iii) Joint arrangements
Joint arrangements are arrangements of which two or more parties have joint control and are contractually bound. The joint arrangement can either be a joint operation or a joint venture. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement and have the right to the assets, and obligations for the liabilities, relating to the arrangement. These parties are called joint operators. A joint venture is a joint arrangement where the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Those parties are called joint venturers.

For interest in joint operations, the group includes its share of the joint operations' individual income and expenses, assets and liabilities and cash flows on a line-by-line basis with similar items in the group’s financial statements.

Where an additional interest in a joint operation is acquired, the principles of IFRS 3 are applied to account for the transaction.

The group recognises the portion of gains or losses on the sale of assets by the group to the joint operation that is attributable to the other joint operators. The group does not recognise its share of profits or losses from the joint operation that results from the purchase of assets by the group from the joint operation until it resells the assets to an independent party. However, if a loss on the transaction provides evidence of a reduction in the net realisable value of current assets or an impairment loss, the loss is recognised immediately.

The group recognises its interest in a joint venture as an investment and accounts for it using the equity accounting method.
2        ACCOUNTING POLICIES continued
Group accounting policies continued
2.1     Consolidation continued
(iv) Structured entities
A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements.

The accounting treatment for a structured entity will fall into one of the aforementioned categories (i to iii) depending on whether the group has control over that structured entity.
2.2     Foreign currency translation
(i) Functional and presentation currency
Items included in the financial statements of each of the group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in South African Rand, which is the group’s presentation currency.

References to “A$” refers to Australian currency, “R” to South African currency, “$” or “US$” to United States currency and “K” or “kina” to Papua New Guinean currency.

(ii) Transactions and balances
Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation to year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement. This includes the gains and losses on the translation of the US$-denominated facilities

(iii) Group companies
The results and financial position of all group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
•Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet while equity items are translated at historic rates;
•Income and expenses for each income statement are translated at average exchange rates (the rate on the date of the transaction is used if the average is not a reasonable rate for the translation of the transaction);
•All resulting exchange differences are recognised as a separate component of other comprehensive income.

On consolidation, exchange differences arising from the translation of the net investment in foreign operations, and of borrowings and other currency instruments designated as hedges of such investments, are taken to other comprehensive income. When a foreign operation is sold or control is otherwise lost, exchange differences that were recorded in other comprehensive income are recognised in profit or loss in the period of the disposal or change in control. Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign entity and translated at the closing rate.
2.3     Derivatives and hedging activities
Derivatives are initially recognised at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged.

The difference between the fair value of the derivative at initial recognition and expected forward transaction price is deferred and recognised as a day one gain or loss. The day one gain or loss is amortised over the derivative contract period and recognised in profit or loss in gains/losses on derivatives.

The full fair value of a derivative is classified as a non-current asset or liability when the remaining maturity is more than 12 months; it is classified as a current asset or liability when the remaining maturity is less than 12 months.

(i) Cash flow hedge
The group designates certain derivatives as hedges of a particular risk associated with the cash flows of highly probable forecast transactions (cash flow hedges). At inception of the hedge relationship, the group documents the economic relationship between hedging instruments and hedged items including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items. The group documents its risk management objective and strategy for undertaking its hedge transactions.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognised in other comprehensive income and accumulated in reserves in equity. The gain or loss relating to the ineffective portion is recognised immediately in profit or loss within gains/losses on derivatives.

Amounts accumulated in equity are reclassified to profit or loss in the periods when the forecast sale that is hedged takes place and affects profit or loss. The gain or loss relating to the effective portion of the Rand and US$ gold forward sales contracts is recognised in profit or loss within revenue.
2        ACCOUNTING POLICIES continued
Group accounting policies continued
2.3     Derivatives and hedging activities continued
(i) Cash flow hedge continued
When a hedging instrument expires or is sold or terminated, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the forecast transaction that was hedged is ultimately recognised in profit or loss. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately reclassified to profit or loss.

(ii) Derivatives not designated for hedge accounting purposes
Certain derivative instruments do not qualify for hedge accounting. Changes in the fair value as well as gains and losses on expiry, disposal or termination of any derivative instrument that does not qualify for hedge accounting are recognised immediately in profit or loss and are included in gains/losses on derivatives.
2.4     Exploration expenditure
The group has elected to expense all exploration and evaluation expenditures until it is concluded that the project is technically feasible and commercially viable, and that future economic benefits are therefore probable. The information used to make that determination depends on the level of exploration as well as the degree of confidence in the ore body as set out below.

Exploration and evaluation expenditure on greenfield sites, being those where the group does not have any mineral deposits which are already being mined or developed, is expensed as incurred until the technical and commercial viability of the project has been demonstrated usually through the completion of a final feasibility study. However, in certain instances, the technical and commercial viability of the deposit may be demonstrated at an earlier stage, for example where an extended feasibility study is conducted and the underlying feasibility study in respect of specific components of the mineral deposit has advanced to such a stage that significant commercially viable reserves has been established, and the other criteria for the recognition of an asset have been met. At this point the expenditure is capitalised as mine development cost to the extent that future economic benefits are expected.

Exploration and evaluation expenditure on brownfield sites, being those adjacent to mineral deposits which are already being mined or developed, is expensed as incurred until the group is able to demonstrate that future economic benefits are probable through the completion of a feasibility study, after which the expenditure is capitalised as mine development cost to the extent that future economic benefits are expected. A ‘feasibility study’ consists of a comprehensive study of the viability of a mineral project that has advanced to a stage where the mining method has been established, and which, if an effective method of mineral processing has been determined, includes a financial analysis based on reasonable assumptions of technical, engineering, operating economic factors and the evaluation of other relevant factors. The feasibility study, when combined with existing knowledge of the mineral property that is adjacent to mineral deposits that are already being mined or developed, allows the group to conclude that the project is technically feasible and commercially viable.

Exploration and evaluation expenditure relating to extensions of mineral deposits which are already being mined or developed, including expenditure on the definition of mineralisation of such mineral deposits, is capitalised as a mine development cost following the completion of an economic evaluation equivalent to a feasibility study. This economic evaluation is distinguished from a feasibility study in that some of the information that would normally be determined in a feasibility study is instead obtained from the existing mine or development. This information, when combined with existing knowledge of the mineral property already being mined or developed, allows the directors to conclude that the project is technically feasible and commercially viable.
2.5     Impairment of non-financial assets
Assets that have an indefinite useful life are not subject to amortisation or depreciation and are tested annually for impairment or when there is an indication of impairment.

Assets that are subject to amortisation are reviewed annually on 30 June for impairment or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognised in the income statement for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash generating unit or CGU). Each operating shaft, along with allocated common assets such as plants and administrative offices, is considered to be a cash generating unit as each shaft is largely independent from the cash flows of other shafts and assets belonging to the group.

Fair value less cost to sell is generally determined by using discounted estimated after-tax future cash flows. Future cash flows are estimated based on quantities of recoverable minerals, expected commodity prices (considering current and historical prices, price trends and related factors), production levels and cash costs of production, all based on life-of-mine (LoM) plans. Future cash flows are discounted to their present value using a post-tax discount rate that reflects current market assessments of the time value of money and risk specific to the asset. Refer to note 15 for detail.

The term “recoverable minerals” refers to the estimated amount of gold that will be obtained from reserves and resources and all related exploration stage mineral interests (except for other mine-related exploration potential and greenfields exploration potential discussed separately below) after taking into account losses during ore processing and treatment. Estimates of recoverable minerals from such related exploration stage mineral interests will be risk adjusted based on management’s relative confidence in such materials.
2        ACCOUNTING POLICIES continued
Group accounting policies continued
2.5     Impairment of non-financial assets continued
In estimating future cash flows, assets are grouped at the lowest level for which there are identifiable cash flows that are largely independent of cash flows from other asset groups. Except for other mine-related exploration potential and greenfields exploration potential, estimates of future undiscounted cash flows are included on an area of interest basis, which generally represents an individual operating mine, even if the mines are included in a larger mine complex.

In the case of mineral interests associated with other mine-related exploration potential and greenfields exploration potential, cash flows and fair values are individually evaluated based primarily on recent exploration results and recent transactions involving sales of similar properties, if any. Assumptions underlying future cash flow estimates are subject to significant risks and uncertainties.

Impairment losses on goodwill are recognised immediately in the income statement and are not reversed. The impairment testing is performed annually on 30 June or when events or changes in circumstances indicate that it may be impaired.

Non-financial assets other than goodwill that suffered an impairment are reviewed annually for possible reversal of the impairment at 30 June. Reversal of impairments is also considered when there is objective evidence to indicate that the asset is no longer impaired. Where an impairment subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but not higher than the carrying value that would have been determined had no impairment been recognised in prior years.
2.6     Operating profit
The group defines operating profit as the profit earned from the normal core mining operations. In reporting operating profit in the income statement, transactions for capital transactions involving subsidiaries, joint arrangements and associates are excluded from operating profit as these are not considered to be part of the mining operations of the Harmony group. Any gains or losses on capital transactions are presented below the operating profit line.
Accounting policy – financial assets (applicable to notes 17, 18, 19 and 20)
Financial assets are initially recognised when the group becomes a party to their contractual arrangements. On initial recognition, a financial asset is classified as measured at:
•Amortised cost;
•Fair value through other comprehensive income (FVTOCI); or
•Fair value through profit or loss (FVTPL).

A financial asset is classified as measured at amortised cost if it is held within the business model whose objective is to hold assets to collect contractual cash flows and its contractual terms give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The group measures a financial asset initially at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed. The subsequent measurement of financial assets is discussed below.

Financial asset category	Description

Debt instruments at amortised cost	Financial assets at amortised cost consist of restricted cash, restricted investments, loans, trade receivables and cash and cash equivalents. Interest income from these financial assets is included in investment income using the effective interest rate method. Any gain or loss arising on derecognition is recognised directly in profit or loss. Impairment losses are presented in other operating expenses in the income statement.
Debt instruments at fair value through profit or loss	Equity-linked investments which are held to meet rehabilitation liabilities are classified as FVTPL. Debt instruments where the contractual cash flows fail to meet the solely payments of principal and interest (SPPI) criteria are also classified as FVTPL. A gain or loss on a debt investment that is subsequently measured at FVTPL is recognised in profit or loss and presented net within investment income in the period in which it arises. On derecognition of a financial asset, the difference between the proceeds received or receivable and the carrying amount of the asset is included in profit or loss.
Equity instruments designated at fair value through OCI	The group's equity investments are designated as FVTOCI. The group subsequently measures all equity investments at fair value. Where the group's management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments are recognised when the group’s right to receive payments is established either in profit or loss as other income or as a deduction against the asset if the dividend clearly represents a recovery of part of the cost of the investment. Residual values in OCI are reclassified to retained earnings on derecognition of the related FVTOCI instruments.

Impairment losses on financial assets at amortised cost are assessed using the forward-looking expected credit loss (ECL) approach. ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the group expects to receive). At each reporting date, the group assesses whether financial assets carried at amortised cost are credit impaired. A financial asset is ‘‘credit-impaired’’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred. Trade receivable loss allowances are measured at an amount equal to lifetime ECLs. Loss allowances are deducted from the gross carrying amount of the assets.

Financial assets and liabilities are offset and the net amount reported in the balance sheet when there is a legally enforceable right to offset the recognised amounts and there is an intention to settle on a net basis, or realise the asset and settle the liability simultaneously
Accounting policy – provisions (applicable to notes 26, 27, and 30)
Provisions are recognised when the group has a present legal or constructive obligation as a result of past events where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.

The amount recognised as a provision is the net present value of the best estimate of the expenditure required to settle the present obligation at balance sheet date. It is calculated using a pre-tax rate that reflects the current market assessment of the time value of money and the risks specific to the obligation. The estimate takes into account the associated risks and uncertainties. The increase in the provision due to the passage of time is recognised as interest expense.

Provisions are reviewed at each balance sheet date and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of economic benefits will be required, the provision is reversed.
Accounting policy – financial liabilities (applicable to notes 32 and 33)
Financial liabilities are initially measured at fair value when the group becomes a party to their contractual arrangements. Transaction costs are included in the initial measurement of financial liabilities, except for financial liabilities classified at fair value through profit or loss. The subsequent measurement of financial liabilities is discussed below. A financial liability is derecognised when the obligation under the liability is discharged, cancelled or expires. The group classifies financial liabilities as follows:

•Borrowings are initially recognised at fair value net of transaction costs incurred and subsequently measured at amortised cost, comprising original debt less principal payments and amortisation, using the effective yield method. Any difference between proceeds (net of transaction cost) and the redemption value is recognised in the income statement over the period of the borrowing using the effective interest rate method.

Fees paid on the establishment of the loan facilities are capitalised as a pre-payment and amortised over the period of the facility to which it relates, to the extent it is probable that some or all of the facility will be drawn down. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is expensed.

Borrowings are classified as current liabilities unless the group has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.

•Trade and other payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method. Payables are classified as current liabilities if payment is due within a year or less. If not, they are presented as non-current liabilities.

Consolidation	Consolidation
The group recognises that control is the single basis for consolidation for all types of entities in accordance with IFRS 10 – Consolidated Financial Statements. The consolidated financial information includes the financial statements of the company, its subsidiaries, interest in associates and joint arrangements and structured entities. Where the group has no control over an entity, that entity is not consolidated.

Control
The group, regardless of the nature of its involvement with an entity, shall determine whether it is a parent by assessing whether it controls the investee. The group controls an entity when it is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity

(i) Subsidiaries
Subsidiaries are entities over which the group has control. Subsidiaries are fully consolidated from the date on which control is transferred to the group up until when that control ceases. Intercompany transactions, balances and unrealised gains on transactions between group companies are eliminated. Unrealised losses are also eliminated. Accounting policies of subsidiaries have been changed to ensure consistency with the policies adopted by the group.

The group uses the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of an acquiree is the fair value of the assets transferred, liabilities incurred and the equity interests issued by the group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. On an acquisition-by-acquisition basis, the group recognises any non-controlling interests in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets.

The excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previously held equity interest in the acquiree over the fair value of the group’s share of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired, in the case of a bargain purchase, the difference is recognised directly in the income statement below operating profit or loss.

(ii) Associates
Associates are entities in which the group has significant influence, but not control, over operational and financial policies. This may be when there is a shareholding of between 20% and 50% of the voting rights or when significant influence can be otherwise demonstrated, for example where the group has the right of representation on the board of directors, or other governing body, of the entity.

Investments in associates are accounted for by using the equity method of accounting, and are initially recognised at cost. The group’s investment in associates includes goodwill identified on acquisition. Cumulative post-acquisition movements are adjusted against the carrying amount of the investment. The group’s share of the associates’ post-acquisition profits or losses is recognised in the income statement, and its share of post acquisition movement in reserves is recognised in other reserves. When the group’s share of losses in an associate equals or exceeds its interest in the associate, the group does not recognise further losses, unless it has incurred obligations or made payments on behalf of the associate.

The carrying value of an associate is reviewed on a regular basis and, if impairment in the carrying value has occurred, it is written off in the period in which such impairment is identified.

Accounting policies of associates have been reviewed to ensure consistency with the policies adopted by the group.

(iii) Joint arrangements
Joint arrangements are arrangements of which two or more parties have joint control and are contractually bound. The joint arrangement can either be a joint operation or a joint venture. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement and have the right to the assets, and obligations for the liabilities, relating to the arrangement. These parties are called joint operators. A joint venture is a joint arrangement where the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Those parties are called joint venturers.

For interest in joint operations, the group includes its share of the joint operations' individual income and expenses, assets and liabilities and cash flows on a line-by-line basis with similar items in the group’s financial statements.

Where an additional interest in a joint operation is acquired, the principles of IFRS 3 are applied to account for the transaction.

The group recognises the portion of gains or losses on the sale of assets by the group to the joint operation that is attributable to the other joint operators. The group does not recognise its share of profits or losses from the joint operation that results from the purchase of assets by the group from the joint operation until it resells the assets to an independent party. However, if a loss on the transaction provides evidence of a reduction in the net realisable value of current assets or an impairment loss, the loss is recognised immediately.

The group recognises its interest in a joint venture as an investment and accounts for it using the equity accounting method.
2        ACCOUNTING POLICIES continued
Group accounting policies continued
2.1     Consolidation continued
(iv) Structured entities
A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements.

The accounting treatment for a structured entity will fall into one of the aforementioned categories (i to iii) depending on whether the group has control over that structured entity.

Consolidation, Subsidiaries	Subsidiaries
Subsidiaries are entities over which the group has control. Subsidiaries are fully consolidated from the date on which control is transferred to the group up until when that control ceases. Intercompany transactions, balances and unrealised gains on transactions between group companies are eliminated. Unrealised losses are also eliminated. Accounting policies of subsidiaries have been changed to ensure consistency with the policies adopted by the group.

The group uses the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of an acquiree is the fair value of the assets transferred, liabilities incurred and the equity interests issued by the group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. On an acquisition-by-acquisition basis, the group recognises any non-controlling interests in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets.

The excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previously held equity interest in the acquiree over the fair value of the group’s share of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired, in the case of a bargain purchase, the difference is recognised directly in the income statement below operating profit or loss.

Business combinations
The group uses the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of an acquiree is the fair value of the assets transferred, liabilities incurred and the equity interests issued by the group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. On an acquisition-by-acquisition basis, the group recognises any non-controlling interests in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets.

The excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previously held equity interest in the acquiree over the fair value of the group’s share of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired, in the case of a bargain purchase, the difference is recognised directly in the income statement below operating profit or loss.

Consolidation, Associates
(ii) Associates
Associates are entities in which the group has significant influence, but not control, over operational and financial policies. This may be when there is a shareholding of between 20% and 50% of the voting rights or when significant influence can be otherwise demonstrated, for example where the group has the right of representation on the board of directors, or other governing body, of the entity.

Investments in associates are accounted for by using the equity method of accounting, and are initially recognised at cost. The group’s investment in associates includes goodwill identified on acquisition. Cumulative post-acquisition movements are adjusted against the carrying amount of the investment. The group’s share of the associates’ post-acquisition profits or losses is recognised in the income statement, and its share of post acquisition movement in reserves is recognised in other reserves. When the group’s share of losses in an associate equals or exceeds its interest in the associate, the group does not recognise further losses, unless it has incurred obligations or made payments on behalf of the associate.

The carrying value of an associate is reviewed on a regular basis and, if impairment in the carrying value has occurred, it is written off in the period in which such impairment is identified.

Accounting policies of associates have been reviewed to ensure consistency with the policies adopted by the group.

Consolidation, Joint arrangements	Joint arrangements
Joint arrangements are arrangements of which two or more parties have joint control and are contractually bound. The joint arrangement can either be a joint operation or a joint venture. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement and have the right to the assets, and obligations for the liabilities, relating to the arrangement. These parties are called joint operators. A joint venture is a joint arrangement where the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Those parties are called joint venturers.

For interest in joint operations, the group includes its share of the joint operations' individual income and expenses, assets and liabilities and cash flows on a line-by-line basis with similar items in the group’s financial statements.

Where an additional interest in a joint operation is acquired, the principles of IFRS 3 are applied to account for the transaction.

The group recognises the portion of gains or losses on the sale of assets by the group to the joint operation that is attributable to the other joint operators. The group does not recognise its share of profits or losses from the joint operation that results from the purchase of assets by the group from the joint operation until it resells the assets to an independent party. However, if a loss on the transaction provides evidence of a reduction in the net realisable value of current assets or an impairment loss, the loss is recognised immediately.

The group recognises its interest in a joint venture as an investment and accounts for it using the equity accounting method.

Consolidation, Structured entities
(iv) Structured entities
A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements.

The accounting treatment for a structured entity will fall into one of the aforementioned categories (i to iii) depending on whether the group has control over that structured entity.

Foreign currency translation	Foreign currency translation
(i) Functional and presentation currency
Items included in the financial statements of each of the group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in South African Rand, which is the group’s presentation currency.

References to “A$” refers to Australian currency, “R” to South African currency, “$” or “US$” to United States currency and “K” or “kina” to Papua New Guinean currency.

(ii) Transactions and balances
Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation to year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement. This includes the gains and losses on the translation of the US$-denominated facilities

(iii) Group companies
The results and financial position of all group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
•Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet while equity items are translated at historic rates;
•Income and expenses for each income statement are translated at average exchange rates (the rate on the date of the transaction is used if the average is not a reasonable rate for the translation of the transaction);
•All resulting exchange differences are recognised as a separate component of other comprehensive income.

On consolidation, exchange differences arising from the translation of the net investment in foreign operations, and of borrowings and other currency instruments designated as hedges of such investments, are taken to other comprehensive income. When a foreign operation is sold or control is otherwise lost, exchange differences that were recorded in other comprehensive income are recognised in profit or loss in the period of the disposal or change in control. Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign entity and translated at the closing rate.

Functional and presentation currency
(i) Functional and presentation currency
Items included in the financial statements of each of the group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in South African Rand, which is the group’s presentation currency.

References to “A$” refers to Australian currency, “R” to South African currency, “$” or “US$” to United States currency and “K” or “kina” to Papua New Guinean currency.

Derivatives and hedging activities	Derivatives and hedging activities
Derivatives are initially recognised at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged.

The difference between the fair value of the derivative at initial recognition and expected forward transaction price is deferred and recognised as a day one gain or loss. The day one gain or loss is amortised over the derivative contract period and recognised in profit or loss in gains/losses on derivatives.

The full fair value of a derivative is classified as a non-current asset or liability when the remaining maturity is more than 12 months; it is classified as a current asset or liability when the remaining maturity is less than 12 months.

(i) Cash flow hedge
The group designates certain derivatives as hedges of a particular risk associated with the cash flows of highly probable forecast transactions (cash flow hedges). At inception of the hedge relationship, the group documents the economic relationship between hedging instruments and hedged items including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items. The group documents its risk management objective and strategy for undertaking its hedge transactions.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognised in other comprehensive income and accumulated in reserves in equity. The gain or loss relating to the ineffective portion is recognised immediately in profit or loss within gains/losses on derivatives.

Amounts accumulated in equity are reclassified to profit or loss in the periods when the forecast sale that is hedged takes place and affects profit or loss. The gain or loss relating to the effective portion of the Rand and US$ gold forward sales contracts is recognised in profit or loss within revenue.
2        ACCOUNTING POLICIES continued
Group accounting policies continued
2.3     Derivatives and hedging activities continued
(i) Cash flow hedge continued
When a hedging instrument expires or is sold or terminated, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the forecast transaction that was hedged is ultimately recognised in profit or loss. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately reclassified to profit or loss.

(ii) Derivatives not designated for hedge accounting purposes
Certain derivative instruments do not qualify for hedge accounting. Changes in the fair value as well as gains and losses on expiry, disposal or termination of any derivative instrument that does not qualify for hedge accounting are recognised immediately in profit or loss and are included in gains/losses on derivatives.

Exploration expenditure
2.4     Exploration expenditure
The group has elected to expense all exploration and evaluation expenditures until it is concluded that the project is technically feasible and commercially viable, and that future economic benefits are therefore probable. The information used to make that determination depends on the level of exploration as well as the degree of confidence in the ore body as set out below.

Exploration and evaluation expenditure on greenfield sites, being those where the group does not have any mineral deposits which are already being mined or developed, is expensed as incurred until the technical and commercial viability of the project has been demonstrated usually through the completion of a final feasibility study. However, in certain instances, the technical and commercial viability of the deposit may be demonstrated at an earlier stage, for example where an extended feasibility study is conducted and the underlying feasibility study in respect of specific components of the mineral deposit has advanced to such a stage that significant commercially viable reserves has been established, and the other criteria for the recognition of an asset have been met. At this point the expenditure is capitalised as mine development cost to the extent that future economic benefits are expected.

Exploration and evaluation expenditure on brownfield sites, being those adjacent to mineral deposits which are already being mined or developed, is expensed as incurred until the group is able to demonstrate that future economic benefits are probable through the completion of a feasibility study, after which the expenditure is capitalised as mine development cost to the extent that future economic benefits are expected. A ‘feasibility study’ consists of a comprehensive study of the viability of a mineral project that has advanced to a stage where the mining method has been established, and which, if an effective method of mineral processing has been determined, includes a financial analysis based on reasonable assumptions of technical, engineering, operating economic factors and the evaluation of other relevant factors. The feasibility study, when combined with existing knowledge of the mineral property that is adjacent to mineral deposits that are already being mined or developed, allows the group to conclude that the project is technically feasible and commercially viable.

Exploration and evaluation expenditure relating to extensions of mineral deposits which are already being mined or developed, including expenditure on the definition of mineralisation of such mineral deposits, is capitalised as a mine development cost following the completion of an economic evaluation equivalent to a feasibility study. This economic evaluation is distinguished from a feasibility study in that some of the information that would normally be determined in a feasibility study is instead obtained from the existing mine or development. This information, when combined with existing knowledge of the mineral property already being mined or developed, allows the directors to conclude that the project is technically feasible and commercially viable.

Impairment of non-financial assets	Impairment of non-financial assets
Assets that have an indefinite useful life are not subject to amortisation or depreciation and are tested annually for impairment or when there is an indication of impairment.

Assets that are subject to amortisation are reviewed annually on 30 June for impairment or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognised in the income statement for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash generating unit or CGU). Each operating shaft, along with allocated common assets such as plants and administrative offices, is considered to be a cash generating unit as each shaft is largely independent from the cash flows of other shafts and assets belonging to the group.

Fair value less cost to sell is generally determined by using discounted estimated after-tax future cash flows. Future cash flows are estimated based on quantities of recoverable minerals, expected commodity prices (considering current and historical prices, price trends and related factors), production levels and cash costs of production, all based on life-of-mine (LoM) plans. Future cash flows are discounted to their present value using a post-tax discount rate that reflects current market assessments of the time value of money and risk specific to the asset. Refer to note 15 for detail.

The term “recoverable minerals” refers to the estimated amount of gold that will be obtained from reserves and resources and all related exploration stage mineral interests (except for other mine-related exploration potential and greenfields exploration potential discussed separately below) after taking into account losses during ore processing and treatment. Estimates of recoverable minerals from such related exploration stage mineral interests will be risk adjusted based on management’s relative confidence in such materials.
2        ACCOUNTING POLICIES continued
Group accounting policies continued
2.5     Impairment of non-financial assets continued
In estimating future cash flows, assets are grouped at the lowest level for which there are identifiable cash flows that are largely independent of cash flows from other asset groups. Except for other mine-related exploration potential and greenfields exploration potential, estimates of future undiscounted cash flows are included on an area of interest basis, which generally represents an individual operating mine, even if the mines are included in a larger mine complex.

In the case of mineral interests associated with other mine-related exploration potential and greenfields exploration potential, cash flows and fair values are individually evaluated based primarily on recent exploration results and recent transactions involving sales of similar properties, if any. Assumptions underlying future cash flow estimates are subject to significant risks and uncertainties.

Impairment losses on goodwill are recognised immediately in the income statement and are not reversed. The impairment testing is performed annually on 30 June or when events or changes in circumstances indicate that it may be impaired.

Non-financial assets other than goodwill that suffered an impairment are reviewed annually for possible reversal of the impairment at 30 June. Reversal of impairments is also considered when there is objective evidence to indicate that the asset is no longer impaired. Where an impairment subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but not higher than the carrying value that would have been determined had no impairment been recognised in prior years.

Operating profit	Operating profitThe group defines operating profit as the profit earned from the normal core mining operations. In reporting operating profit in the income statement, transactions for capital transactions involving subsidiaries, joint arrangements and associates are excluded from operating profit as these are not considered to be part of the mining operations of the Harmony group. Any gains or losses on capital transactions are presented below the operating profit line.
Revenue
Revenue from metal sales include the sale of gold, silver and uranium. Revenue from metal sales is recognised when the group satisfies its performance obligations under its contract with the customer, by transferring such metals to the customer's control. Transfer of control is generally determined to be when the risk and title to the metals passes to the customer. Revenue is measured based on the consideration specified in the contract with the customer and is driven by the quoted market prices of the metals.

The effective portion of gains or losses on the derivatives designated as cash flow hedging items (forecast sales transactions) are recognised in revenue when the forecast sales transactions occur. See the accounting policy for derivatives and hedging activities in note 2.

Investment income
Interest income is recognised on the effective interest method, taking into account the principal outstanding and the effective rate over the period to maturity, when it is determined that such income will accrue to the group. Dividend income is recognised when the shareholder's right to receive payment is established. This is recognised at the last date of registration.

Cash flows from interest and dividends received are classified under operating activities in the cash flow statement.

Finance costs	Borrowing costs are capitalised to the extent that they are directly attributable to the acquisition and construction of qualifying assets. Qualifying assets are assets that take a substantial time to get ready for their intended use. These costs are capitalised until the asset moves into the production phase. Other borrowing costs are expensed. The foreign exchange translation loss is included in the borrowing cost calculation to the extent that it is considered to be a part of interest. In a year where a foreign exchange gain is recognised on the borrowings’ translation, the potential impact thereof on the rate as well as the borrowing costs is disregarded.
Taxation
Taxation is made up of current and deferred taxation. The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the group operates and generates taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred taxation is recognised on temporary differences existing at each reporting date between the tax base of all assets and liabilities and their carrying amounts. Substantively enacted tax rates are used to determine future anticipated effective tax rates which in turn are used in the determination of deferred taxation, except to the extent that deferred tax arises from the initial recognition of an asset or liability in a transaction that is not a business combination and does not affect the accounting or taxable profit or loss at the time of the transaction. Deferred tax is charged to profit or loss, except where the tax relates to items recognised in other comprehensive income or directly in equity in which case the tax is also recognised in other comprehensive income or directly in equity. The effect on deferred tax of any changes in tax rates is recognised in the income statement, except to the extent that it relates to items previously charged or credited directly to equity.

The principal temporary differences arise from amortisation and depreciation on property, plant and equipment, provisions, unutilised tax losses, unutilised capital allowances carried forward and unrealised gains and losses on the gold forward sale contracts. Deferred tax assets relating to the carry forward of unutilised tax losses and unutilised capital allowances are recognised to the extent that it is probable that future taxable profit will be available against which the unutilised tax losses and unutilised capital allowances can be utilised. The recoverability of these assets is reviewed at each reporting date and adjusted if recovery is no longer probable.

Deferred income tax is provided on temporary differences arising from investments in subsidiaries, joint ventures and associates, except where the timing of the reversal of the temporary difference is controlled by the group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.
12 TAXATION continued
Dividends
Dividends declared are recognised in the period in which they are approved by the board of directors. Dividends are payable in South African Rand.

Cash flows from dividends paid are classified under financing activities in the cash flow statement.

Mining assets
15     PROPERTY, PLANT AND EQUIPMENT continued
Mining assets

Accounting policy
Mining assets including mine development costs and mine plant facilities are initially recorded at cost, whereafter they are measured at cost less accumulated depreciation and impairment. Costs include expenditure that is directly attributable to the acquisition of the items. Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the group and the cost of the item can be measured reliably.

The net assets of operations placed on care and maintenance are impaired to their recoverable amount. Expenditure on the care and maintenance of these operations is charged against income, as incurred. Mineral and surface use rights represent mineral and surface use rights for parcels of land both owned and not owned by the group.

Mineral and surface rights include acquired mineral use rights in production, development and exploration phase properties. The amount capitalised related to a mineral and surface right, either as an individual asset purchase or as part of a business combination, is the fair value at acquisition.

The group’s mineral use rights are enforceable regardless of whether proved or probable reserves have been established. In certain limited situations, the nature of use changes from an exploration right to a mining right upon the establishment of proved and probable reserves. The group has the ability and intent to renew mineral use rights where the existing term is not sufficient to recover all identified and valued proved and probable reserves and/or undeveloped mineral interests.

Depreciation
Depreciation of mining assets is computed principally by the units-of-production method over life-of-mine based on estimated quantities of economically recoverable proved and probable reserves, which can be recovered in future from known mineral deposits.

In most instances, proved and probable reserves provide the best indication of the useful life of the group’s mines (and related assets). However, in some instances, proved and probable reserves may not provide a realistic indication of the useful life of the mine (and related assets). This may be the case, for example, where management is confident that further inferred resources will be converted into measured and indicated resources and if they are economically recoverable, they can also be classified as proved and probable reserves. Management is approaching economic decisions affecting the mine on this basis, but has chosen to delay the work required to designate them formally as reserves.

In assessing which resources to include so as to best reflect the useful life of the mine, management considers resources that have been included in the life-of-mine plan. To be included in the life-of-mine plan, resources need to be above the cut-off grade set by management, which means that the resource can be economically mined and is therefore commercially viable. This consistent systematic method for inclusion in the life-of-mine plan takes management’s view of the gold price, exchange rates as well as cost inflation into account.

In declaring the resource, management would have had to obtain a specified level of confidence of the existence of the resource through drilling as required by the South African Code for Reporting Exploration Results, Mineral Resources and Mineral Reserves (SAMREC).

Additional confidence in the existence, commercial viability and economical recovery of such resources may be based on historical experience and available geological information, such as geological information obtained from other operations that are contiguous to the group’s operations, as well as where the group mines continuations of these other operations’ orebodies and reefs. This is in addition to the drilling results obtained by the group and management’s knowledge of the geological setting of the surrounding areas, which would enable simulations and extrapolations to be done with a reasonable degree of accuracy.

In instances where management is able to demonstrate the economic recovery of such resources with a high level of confidence, such additional resources, which may also include certain, but not all, of the inferred resources, as well as the associated future development costs of accessing those resources, are included in the calculation of depreciation. The future development costs are those costs that need to be incurred to access these inferred resources, for example the costs to complete a decline or level, which may include infrastructure and equipping costs. These amounts have been extracted from the cash flow projections for the life-of-mine plans.

Mineral rights associated with production phase mineral interests are amortised over the life of mine using the units-of-production method in order to match the amortisation with the expected underlying future cash flows.

Impairment
Testing for impairment is done in terms of the group policy as discussed in note 2.5.

Scrapping of assets
Where significant adverse changes have taken place relating to the useful life of an asset, that asset is tested for impairment in terms of the group policy as discussed in note 2.5. Whether or not an impairment is recognised, it is then necessary to review the useful lives and residual values of the assets within the CGU – this is reviewed at least annually. Where necessary, the useful lives and residual values of the individual assets are revised.

Where the useful life of an asset is nil as a result of no future economic benefit expected from the use or disposal of that asset, it is necessary to derecognise the asset. The loss arising from the derecognition is included in profit or loss in the period in which the asset was derecognised.
15     PROPERTY, PLANT AND EQUIPMENT continued
Mining assets continued

Accounting policy continued
Stripping activities
The removal of overburden and other mine waste materials is often necessary during the initial development of an opencast mine site, in order to access the mineral ore deposit. The directly attributable cost of this activity is capitalised in full within mining assets under construction, until the point at which the mine is considered to be capable of commercial production.

The removal of waste material after the point at which a mine is capable of commercial production is referred to as production stripping.

When the waste removal activity improves access to ore extracted in the current period, the costs of production stripping are charged to the income statement as operating costs in accordance with the principles of IAS 2, Inventories.

Where production stripping activity both produces inventory and improves access to ore in future periods the associated costs of waste removal are allocated between the two elements. The portion which benefits future ore extraction is capitalised within stripping and development capital expenditure. If the amount to be capitalised cannot be specifically identified it is determined based on the volume of waste extracted compared with expected volume for the identified component of the orebody. Components are specific volumes of a mine’s orebody that are determined by reference to the life-of-mine plan.

In certain instances significant levels of waste removal may occur during the production phase with little or no associated production. The cost of this waste removal is capitalised in full.

All amounts capitalised in respect of waste removal are depreciated using the units-of-production method based on proved and probable ore reserves of the component of the orebody to which they relate.

The effects of changes to the life-of-mine plan on the expected cost of waste removal or remaining reserves for a component are accounted for prospectively as a change in estimate.

Mining assets under construction
At the group’s surface mines, when it has been determined that a mineral property can be economically developed as a result of establishing proved and probable reserves, costs incurred to develop the property are capitalised as incurred until the mine is considered to have moved into the production phase. These costs include costs to further delineate the orebody and remove overburden to initially expose the orebody.

At the group’s underground mines, all costs incurred to develop the property, including costs to access specific ore blocks or other areas of the underground mine, are capitalised to the extent that such costs will provide future economic benefits. These costs include the cost of shaft sinking and access, the costs of building access ways, lateral development, drift development, ramps, box cuts and other infrastructure development.

Where a depreciable asset is used in the construction or extension of a mine, the depreciation is capitalised against the mine’s cost.

Exploration properties acquired are recognised in the balance sheet within development cost and are shown at cost less provisions for impairment determined in accordance with the group’s accounting policy on impairment of non-financial assets.

Mineral interests associated with development and exploration phase mineral interests are not amortised until such time as the underlying property is converted to the production stage.

Capitalisation of pre-production costs ceases when commercial levels of production are reached. Commercial levels of production are discussed under “production start date” above.

Undeveloped properties	Undeveloped properties are initially recognised at cost, which is generally based on the fair value of resources obtained through acquisitions. The carrying values of these properties are tested annually for impairment. Once development commences, these properties are transferred to mining properties and accounted for in accordance with the related accounting policy.
Other non-mining assets
Land is shown at cost and not depreciated. Other non-mining fixed assets are shown at cost less accumulated depreciation and accumulated impairment losses. Other non-mining fixed assets are depreciated on a straight-line basis over their estimated useful lives as follows:
•Vehicles at 20% per year.
•Computer equipment at 33.3% per year.
•Furniture and equipment at 16.67% per year.

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date.

Intangible assets
Intangible assets consist of all identifiable non-monetary assets without physical substance. They are stated at cost less accumulated amortisation and accumulated impairment losses, if any. The following are the main categories of intangible assets:

Goodwill
Goodwill is an intangible asset with an indefinite useful life which is not amortised but tested for impairment on an annual basis, or when there is an indication of impairment. The excess of consideration transferred over the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previously held equity interest in the acquiree over the fair value of the group’s share of the identifiable net assets acquired is recorded as goodwill. Goodwill on acquisition of subsidiaries, joint operations and businesses is included in intangible assets. Goodwill on acquisition of associates is included in investments in associates and tested for impairment as part of the overall balance.

Goodwill is tested annually for impairment and carried at cost less accumulated impairment losses. Goodwill is allocated to cash generating units for the purpose of impairment testing. The allocation is made to those cash generating units or groups of cash generating units that are expected to benefit from the business combination in which the goodwill arose. If the composition of one or more cash generating units to which goodwill has been allocated changes due to a re-organisation, the goodwill is re-allocated to the units affected.

The gain or loss on disposal of an entity includes the carrying amount of goodwill relating to the entity sold.

Technology-based assets
Acquired computer software licences that require further internal development are capitalised on the basis of costs incurred to acquire and bring to use the specific software. These technology-based assets are classified as intangible assets with a finite useful life. These assets are amortised on a straight-line basis over their estimated useful lives, which are reviewed annually, as follows:
•Computer software at 20% per year.

Financial assets	financial assets (applicable to notes 17, 18, 19 and 20)
Financial assets are initially recognised when the group becomes a party to their contractual arrangements. On initial recognition, a financial asset is classified as measured at:
•Amortised cost;
•Fair value through other comprehensive income (FVTOCI); or
•Fair value through profit or loss (FVTPL).

A financial asset is classified as measured at amortised cost if it is held within the business model whose objective is to hold assets to collect contractual cash flows and its contractual terms give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The group measures a financial asset initially at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed. The subsequent measurement of financial assets is discussed below.

Financial asset category	Description

Debt instruments at amortised cost	Financial assets at amortised cost consist of restricted cash, restricted investments, loans, trade receivables and cash and cash equivalents. Interest income from these financial assets is included in investment income using the effective interest rate method. Any gain or loss arising on derecognition is recognised directly in profit or loss. Impairment losses are presented in other operating expenses in the income statement.
Debt instruments at fair value through profit or loss	Equity-linked investments which are held to meet rehabilitation liabilities are classified as FVTPL. Debt instruments where the contractual cash flows fail to meet the solely payments of principal and interest (SPPI) criteria are also classified as FVTPL. A gain or loss on a debt investment that is subsequently measured at FVTPL is recognised in profit or loss and presented net within investment income in the period in which it arises. On derecognition of a financial asset, the difference between the proceeds received or receivable and the carrying amount of the asset is included in profit or loss.
Equity instruments designated at fair value through OCI	The group's equity investments are designated as FVTOCI. The group subsequently measures all equity investments at fair value. Where the group's management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments are recognised when the group’s right to receive payments is established either in profit or loss as other income or as a deduction against the asset if the dividend clearly represents a recovery of part of the cost of the investment. Residual values in OCI are reclassified to retained earnings on derecognition of the related FVTOCI instruments.

Impairment losses on financial assets at amortised cost are assessed using the forward-looking expected credit loss (ECL) approach. ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the group expects to receive). At each reporting date, the group assesses whether financial assets carried at amortised cost are credit impaired. A financial asset is ‘‘credit-impaired’’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred. Trade receivable loss allowances are measured at an amount equal to lifetime ECLs. Loss allowances are deducted from the gross carrying amount of the assets.

Financial assets and liabilities are offset and the net amount reported in the balance sheet when there is a legally enforceable right to offset the recognised amounts and there is an intention to settle on a net basis, or realise the asset and settle the liability simultaneously

Environmental trust funds	Contributions are made to the group's environmental trust funds, created in accordance with statutory requirements, to fund the estimated cost of pollution control, rehabilitation and mine closure at the end of the life of the group's mines. The trusts are consolidated into the group as the group exercises control of the trusts. The measurement of the investments held by the trust funds is dependent on their classification under financial assets. Income received and gains are treated in accordance with these classifications. The equity-linked notes and investment in unit trusts are classified and measured at fair value through profit or loss while the equity investments are classified and measured at fair value through other comprehensive income. Interest-bearing short-term investments as well as investment in government bonds are classified and measured as debt instruments at amortised cost.
Inventories
Inventories, which include bullion on hand, gold-in-process, gold in lock-up, ore stockpiles and consumables, are measured at the lower of cost and net realisable value. Net realisable value is assessed at each reporting date and is determined with reference to relevant market prices.

The cost of bullion, gold-in process and gold in lock-up is determined by reference to production cost, including amortisation and depreciation at the relevant stage of production. Ore stockpiles are valued at average production cost. Stockpiles and gold in lock-up are classified as non-current assets where the stockpile's volume exceeds current processing capacity and where a portion of static gold in lock-up is expected to be recovered more than 12 months after balance sheet date.

Gold in-process inventories represent materials that are currently in the process of being converted to a saleable product. In-process material is measured based on assays of the material fed to process and the projected recoveries at the respective plants. In-process inventories are valued at the average cost of the material fed to process attributable to the source material coming from the mine or stockpile plus the in-process conversion costs, including the applicable depreciation relating to the process facility, incurred to that point in the process. Gold in-process includes gold in lock-up which is generally measured from the plants onwards. Gold in lock-up is expected to be extracted when plants are demolished at the end of their useful lives, which is largely dependent on the estimated useful life of the operations feeding the plants.

At the group’s open pit operations, gold in-process represents production in broken ore form.

Consumables are valued at weighted average cost value after appropriate allowances for slow moving and redundant items.

Issued capital
Ordinary shares are classified as equity, incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

The cost of treasury shares is eliminated against the share capital balance.

Provisions	provisions (applicable to notes 26, 27, and 30)
Provisions are recognised when the group has a present legal or constructive obligation as a result of past events where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.

The amount recognised as a provision is the net present value of the best estimate of the expenditure required to settle the present obligation at balance sheet date. It is calculated using a pre-tax rate that reflects the current market assessment of the time value of money and the risks specific to the obligation. The estimate takes into account the associated risks and uncertainties. The increase in the provision due to the passage of time is recognised as interest expense.

Provisions are reviewed at each balance sheet date and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of economic benefits will be required, the provision is reversed.

Provision for environmental rehabilitation
Estimated long-term environmental obligations, comprising pollution control, rehabilitation and mine closure, are based on the group’s environmental management plans in compliance with current technological, environmental and regulatory requirements.

Based on disturbances to date, the net present value of expected rehabilitation cost estimates is recognised and provided for in full in the financial statements. The estimates are reviewed annually and are discounted using a pre-tax risk-free rate that is adjusted to reflect the current market assessments of the time value of money and the risks specific to the obligation.

Annual changes in the provision consist of finance costs relating to the change in the present value of the provision and inflationary increases in the provision estimate, as well as changes in estimates. The present value of environmental disturbances created is capitalised to mining assets against an increase in the rehabilitation provision. If a decrease in the liability exceeds the carrying amount of the asset, the excess is recognised immediately in the income statement. If the asset value is increased and there is an indication that the revised carrying value is not recoverable, impairment is performed in accordance with the accounting policy dealing with impairments of non-financial assets (refer to note 2.5). Rehabilitation projects undertaken included in the estimates are charged to the provision as incurred. The cost of ongoing current programmes to prevent and control pollution is charged against income as incurred. Over time, the liability is increased to reflect an interest element, and the capitalised cost is depreciated over the life of the related asset.

Employee benefits	The group provides medical cover to current employees and certain retirees through certain funds. The medical accounting costs for the defined benefit plan are assessed using the projected unit credit method. The health care obligation is measured at the present value of the estimated future cash outflows using government bond interest rates consistent with the terms and risks of the obligation. Actuarial gains and losses as a result of these valuations are recognised in other comprehensive income (OCI) at revaluation date. Actuarial gains and losses recognised in OCI will not be recycled to profit or loss. The future liability for current and retired employees and their dependants is accrued in full based on actuarial valuations obtained annually.Pension, provident and medical benefit plans are funded through monthly contributions. The group pays fixed contributions into a separate entity in terms of the defined contribution pension, provident and medical plans which are charged to the income statement in the year to which they relate. The group's liability is limited to its monthly determined contributions and it has no further liability, legal or constructive, if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. Refer to note 27 for details of the post-retirement medical benefit plan.•Termination benefits are payable when employment is terminated before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The group recognises termination benefits at the earlier of the following dates: (a) when the group can no longer withdraw the offer of those benefits; and (b) when the entity recognises costs for a restructuring that is within the scope of IAS 37, Provisions, Contingent Liabilities and Contingent Assets, and involves the payment of termination benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after balance sheet date are discounted to present value.
Leases
The group assesses the presence of a lease in a contract as at the commencement date of the agreement. Having determined that a contract contains a lease asset (and respective contractual cash obligations), Harmony recognises a right-of-use asset and lease liability. The group discloses expensed amounts for contracts assessed as variable leases, low value asset leases and short-term leases. The disclosed value of these expensed leases is either determined on a straight-line basis over the duration of the lease or on a systematic basis that fairly indicates the consumption of the lease contract. All expensed lease contracts are recognised in production costs, corporate, administration and other expenditure in the income statement.

The group applies the following practical expedients when assessing lease contracts:
•The low value lease exemption - the group has elected to take the low value exemption with a value of R50 000 for the individual leased asset value and also applied its accounting policy on capitalisation of assets based on IAS 1 materiality assessment;
•The short-term lease exemption - leases with a duration of less than a year will be expensed in the income statement on a straight-line basis; and
•Non-lease components - the group has applied the practical expedient not to separate non-lease components from lease components, and instead account for each lease component and any associated non-lease components as a single lease component for the classes of the underlying asset where it is appropriate to do so.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the group uses its incremental borrowing rate. The group has applied the IFRS 16 portfolio approach in determining the discount rate for leases. As such a single discount rate has been used for contracts that share similar characteristics. The group has determined that a portfolio of contracts that are denominated in the same currency may use a single discount rate. This rate has been determined using various factors including in-country borrowings as well as other sources of finance. The nature of the right-of-use assets was also considered.
28     LEASES continued

Accounting policy continued
Lease payments included in the measurement of the lease liability comprise:
•Fixed lease payments (including in-substance fixed payments), less any lease incentives;
•Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
•The amount expected to be payable by the lessee under residual value guarantees;
•The exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and
•Payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.

The non-current and current portions of the lease liability is included in other non-current liabilities and trade and other payables in the balance sheet respectively.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made. The group remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:
•The lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;
•The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).
•A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, any initial direct costs and restoration costs as described below. They are subsequently measured at cost less accumulated depreciation and impairment losses.

The lease term shall be determined as the non-cancellable period of a lease, together with:
•Periods covered by an option to extend the lease if management is reasonably certain to make use of that option; and/or
•Periods covered by an option to terminate the lease, if management is reasonably certain not to make use of that option.

Whenever the group incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognised and measured under IAS 37 Provisions, Contingent Liabilities and Contingent Assets. The costs are included in the related right-of-use asset, unless those costs are incurred to produce inventories.

Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the group expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

The right-of-use assets are presented in the property, plant and equipment line in the balance sheet. The group applies its existing accounting policy on impairment of non-financial assets to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss accordingly.

Contingent consideration	The contingent consideration liability was initially recognised at fair value on 1 October 2020 in accordance with IFRS 3. The liability was included as part of the consideration transferred for the acquisition of the Mponeng operations and related assets (refer to note 14 for further disclosure on the acquisition). Changes in the fair value of the liability subsequent to initial recognition are included in other operating expenses.
Streaming arrangement
The streaming contract was assessed and has been accounted for as an own-use customer contract. At acquisition, the Franco-Nevada contract was initially recognised at a fair value (refer to note 14) of R1.4 billion in accordance with IFRS 3. The fair value of the contract took into consideration the existing unfavourable gold price terms at acquisition, in relation to the comparative market gold price.
The obligation to deliver the contractually stipulated ounces over the remaining term of the agreement results in a significant financing component. The interest accrues on the contract liability over the remaining contractual term. As the performance obligation to deliver gold is met, the contract liability unwinds into revenue classified as "consideration from streaming contract" in note 5.

The current portion of the liability is determined with reference to the current production profile of MWS for the next 12 months.

Financial liabilities	financial liabilities (applicable to notes 32 and 33)
Financial liabilities are initially measured at fair value when the group becomes a party to their contractual arrangements. Transaction costs are included in the initial measurement of financial liabilities, except for financial liabilities classified at fair value through profit or loss. The subsequent measurement of financial liabilities is discussed below. A financial liability is derecognised when the obligation under the liability is discharged, cancelled or expires. The group classifies financial liabilities as follows:

•Borrowings are initially recognised at fair value net of transaction costs incurred and subsequently measured at amortised cost, comprising original debt less principal payments and amortisation, using the effective yield method. Any difference between proceeds (net of transaction cost) and the redemption value is recognised in the income statement over the period of the borrowing using the effective interest rate method.

Fees paid on the establishment of the loan facilities are capitalised as a pre-payment and amortised over the period of the facility to which it relates, to the extent it is probable that some or all of the facility will be drawn down. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is expensed.

Borrowings are classified as current liabilities unless the group has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.

•Trade and other payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method. Payables are classified as current liabilities if payment is due within a year or less. If not, they are presented as non-current liabilities.

Trade and other payables	The group accrues for the cost of the leave days granted to employees during the period in which the leave days accumulate.
Share-based payments
The group operates the following employee share incentive plans where the group granted share options to certain employees in exchange for services received:
•The 2006 equity-settled share-based payments plan (2006 share plan);
•The equity-settled Sisonke Employee Share Ownership Plan (Sisonke ESOP) initially awarded in 2019; and
•The equity-settled Management Deferred Share Plan (DSP) initially awarded in 2020.

Equity-settled share-based payments are measured at fair value that includes market performance conditions but excludes the impact of any service and non-market performance conditions of the equity instruments at the date of the grant. The share-based payments are expensed over the vesting period, based on the group's estimate of the shares that are expected to eventually vest. The group used an appropriate option pricing model in determining the fair value of the options granted. Non-market vesting conditions are included in assumptions about the number of options that are expected to vest. At each balance sheet date, the estimates of the number of options that are expected to become exercisable are revised.
The impact of the revision of original estimates, if any, is recognised in the income statement, with a corresponding adjustment to equity. The proceeds received (if any) net of any directly attributable transaction costs are credited to share capital and premium when the options are exercised.
Segment report	Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (CODM). The chief operating decision-maker has been identified as the CEO's office.